Available-For-Sale And Held-To-Maturity Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Schedule Of Amortized Cost And Fair Values Of Available For Sale Securities And Held To Maturity Securities

The following tables provide a summary of the amortized cost and fair values of the available-for-sale securities and held-to-maturity securities at December 31, 2017 and 2016 (in thousands):

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains (1)	Gross Unrealized Losses (1)	Estimated Fair Value
Available-for-sale securities
U.S. government agency securities	$5,022	$—	$(39)	$4,983
State and municipal securities	74,691	—	(4,132)	70,559
Mortgage-backed securities:
Agency	308,409	102	(2,981)	305,530
Commercial	75,548	28	(3,088)	72,488
Non-agency	1,568	—	—	1,568
Corporate fixed income securities	1,213,262	3,832	(5,652)	1,211,442
Asset-backed securities	2,098,958	12,877	(4,897)	2,106,938
	$3,777,458	$16,839	$(20,789)	$3,773,508
Held-to-maturity securities (2)
Mortgage-backed securities:
Agency	$1,334,833	$13,621	$(16,208)	$1,332,246
Commercial	58,971	1,313	—	60,284
Asset-backed securities	2,264,283	15,526	(1,862)	2,277,947
Corporate fixed income securities	40,011	27	(37)	40,001
	$3,698,098	$30,487	$(18,107)	$3,710,478

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains (1)	Gross Unrealized Losses (1)	Estimated Fair Value
Available-for-sale securities
U.S. government agency securities	$4,213	$2	$(18)	$4,197
State and municipal securities	76,066	—	(3,576)	72,490
Mortgage-backed securities:
Agency	340,738	298	(2,304)	338,732
Commercial	77,417	59	(4,703)	72,773
Non-agency	2,032	—	(140)	1,892
Corporate fixed income securities	830,695	1,418	(8,602)	823,511
Asset-backed securities	1,858,929	9,857	(1,068)	1,867,718
	$3,190,090	$11,634	$(20,411)	$3,181,313
Held-to-maturity securities (2)
Mortgage-backed securities:
Agency	$1,567,758	$14,537	$(17,037)	$1,565,258
Commercial	59,581	1,786	—	61,367
Non-agency	688	—	(13)	675
Asset-backed securities	1,370,300	6,242	(3,396)	1,373,146
Corporate fixed income securities	40,078	30	—	40,108
	$3,038,405	$22,595	$(20,446)	$3,040,554

(1)	Unrealized gains/(losses) related to available-for-sale securities are reported in accumulated other comprehensive loss.
(2)

Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.

Schedule Of Amortized Cost And Fair Values Of Debt Securities By Contractual Maturity

The table below summarizes the amortized cost and fair values of debt securities by contractual maturity (in thousands). Expected maturities may differ significantly from contractual maturities, as issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2017
	Available-for-sale securities		Held-to-maturity securities
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Debt securities
Within one year	$184,101	$184,021	$40,011	$40,001
After one year through three years	229,680	229,627	—	—
After three years through five years	318,964	316,198	—	—
After five years through ten years	920,147	922,763	403,840	405,319
After ten years	1,739,041	1,741,313	1,860,443	1,872,628
Mortgage-backed securities
After three years through five years	—	—	58,971	60,284
After five years through ten years	58,263	55,824	143,715	141,770
After ten years	327,262	323,762	1,191,118	1,190,476
	$3,777,458	$3,773,508	$3,698,098	$3,710,478

Contractual Maturities

The maturities of our available-for-sale (fair value) and held-to-maturity (amortized cost) securities at December 31, 2017, are as follows (in thousands):

	Within 1 Year	1-5 Years	5-10 Years	After 10 Years	Total
Available-for-sale: (1)
U.S. government agency securities	$1,722	$3,261	$—	$—	$4,983
State and municipal securities	274	84	18,745	51,456	70,559
Mortgage-backed securities:
Agency	—	—	338	305,192	305,530
Commercial	—	—	55,486	17,002	72,488
Non-agency	—	—	—	1,568	1,568
Corporate fixed income securities	182,025	542,480	486,937	—	1,211,442
Asset-backed securities	—	—	417,081	1,689,857	2,106,938
	$184,021	$545,825	$978,587	$2,065,075	$3,773,508
Held-to-maturity:
Mortgage-backed securities:
Agency	$—	$—	$143,715	$1,191,118	$1,334,833
Commercial	—	58,971	—	—	58,971
Asset-backed securities	—	—	403,840	1,860,443	2,264,283
Corporate fixed income securities	40,011	—	—	—	40,011
	$40,011	$58,971	$547,555	$3,051,561	$3,698,098

(1)	Due to the immaterial amount of income recognized on tax-exempt securities, yields were not calculated on a tax-equivalent basis.

Schedule Of Gross Unrealized Losses And The Estimated Fair Value By Length Of Time

The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2017 (in thousands):

	Less than 12 months		12 months or more		Total
	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities
U.S. government securities	$(39)	$4,983	—	—	$(39)	$4,983
State and municipal securities	(59)	2,797	(4,073)	67,762	(4,132)	70,559
Mortgage-backed securities:
Agency	(1,024)	113,363	(1,957)	158,880	(2,981)	272,243
Commercial	—	—	(3,088)	71,161	(3,088)	71,161
Corporate fixed income securities	(2,513)	504,591	(3,139)	185,879	(5,652)	690,470
Asset-backed securities	(4,897)	175,074	—	—	(4,897)	175,074
	$(8,532)	$800,808	$(12,257)	$483,682	$(20,789)	$1,284,490
Held-to-maturity securities
Mortgage-backed securities:
Agency	$(743)	$76,481	$(15,465)	$697,809	$(16,208)	$774,290
Asset-backed securities	(29)	29,399	(1,833)	42,906	(1,862)	72,305
Corporate fixed income securities	(37)	9,965	—	—	(37)	9,965
	$(809)	$115,845	$(17,298)	$740,715	$(18,107)	$856,560